Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013 Strips Milestone	Jun. 30, 2013	Dec. 31, 2013 USD ($) Strips Milestone	Dec. 31, 2013 AUD Strips Milestone	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Jul. 31, 2012 Research and Development Arrangement [Member] USD ($)	Jul. 31, 2012 Research and Development Arrangement [Member] AUD	Jun. 30, 2012 Research and Development Arrangement [Member] USD ($)	Jun. 30, 2012 Research and Development Arrangement [Member] AUD	Dec. 31, 2013 Research and Development Arrangement [Member] USD ($) Payment	Dec. 31, 2013 Research and Development Arrangement [Member] AUD	Sep. 09, 2011 Research and Development Arrangement [Member] USD ($)	Sep. 09, 2011 Research and Development Arrangement [Member] AUD	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum maturity period of highly liquid investments purchase			3 months	3 months
Short term investment maturity period, minimum			3 months	3 months
Short term investment maturity period, maximum			12 months	12 months
Property plant and equipment useful life															10 years	3 years
Non-refundable payment													$ 3,000,000	2,961,245
Maximum number of payments entity may receive from Siemens											6	6
Number of milestone payments delivered	2		2	2
Received a payment							1,500,000	1,438,711	1,500,000	1,522,534
Revenue from services				4,918,868	10,277,698	2,632,870	2,142,857	2,055,301	2,142,857	2,175,048	4,285,714	4,230,349
Revenue recognition, milestone method, revenue recognized											3,000,000	2,961,245
Deferred revenue up-front payment recognized											3,000,000
Research and development tax incentive income				6,279,954	0	0
Foreign currency transaction gains/(losses), before tax				643,862	(232,458)	(4,442)
First obligation to reimburse patent fees paid by LifeScan	50.00%		50.00%	50.00%
Obligation to reimburse patent fees paid by LifeScan thereafter	50.00%		50.00%	50.00%
Minimum amount to be paid on first commercial sale of non-glucose product			1,300,000
Maximum amount to be paid on first commercial sale of non-glucose product			1,600,000
Lump sum payment period for patent fees	45 days		45 days	45 days
Monthly Installment period for Patent fees	24 months		24 months	24 months
Percentage of manufacturing initial payment	40.00%		40.00%	40.00%
Duration of payment of marketing support payment on achieving target sales			2 years	2 years
Target strips to be sold for payment of marketing support payment	1,000,000,000		1,000,000,000	1,000,000,000
Total amount of expected marketing support payment			$ 2,000,000
Employers contribution to standard defined contribution superannuation funds on behalf of all employees	9.25%	9.00%	9.00%	9.00%